Stockholders' Equity - Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Equity [Abstract]
Stock repurchased	6,315,196	2,895,484
Weighted average cost of repurchased stock	$ 17.46	$ 14.48
Additional shares authorized to be repurchased	9,872,834
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	17.57
Warrants outstanding	1,700,856,000